Cover Page	Apr. 17, 2020
Cover page.
Entity Central Index Key	0001073429
Amendment Flag	false
Document Type	8-K
Document Period End Date	Apr. 17, 2020
Entity Registrant Name	U.S. CONCRETE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34530
Entity Tax Identification Number	76-0586680
Entity Address, Address Line One	331 N. Main Street
Entity Address, City or Town	Euless
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76039
City Area Code	817
Local Phone Number	835-4105
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.001
Trading Symbol	USCR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false